Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Grant revenue	$ 81,526	$ 385,501
Operating expenses:
Research and development	9,123,479	15,554,171
General and administrative	4,986,611	3,577,153
Total operating expenses	14,110,090	19,131,324
Loss from operations	(14,028,564)	(18,745,823)
Other income (expense):
Interest income	7,439	4,736
Interest expense	0	(1,286)
Gain on debt extinguishment	0	172,056
Total other income (expense)	7,439	175,506
Net loss	$ (14,021,125)	$ (18,570,317)
Basic and diluted:
Net loss per common share (in dollars per share)	$ (0.83)	$ (3.04)
Weighted average shares outstanding (in shares)	16,973,194	6,099,933